Income Taxes (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss carryforwards	$ 1,030,000
Deferred tax assets		$ 3,471,040	$ 1,194,587
Deferred tax assets, valuation allowance		2,424,196	1,194,587
Federal [Member]
Operating loss carryforwards		9,675,770	2,223,498
State [Member]
Operating loss carryforwards		$ 7,532,274	$ 0